CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Ordinary shares, par value per share | ₪ / shares		₪ 1		₪ 1
Ordinary shares, shares authorized	39,748,000		39,748,000
Ordinary shares, shares issued	23,163,985		23,153,985
Ordinary shares, shares outstanding	23,163,985		23,153,985
Allowance for credit losses | $	$ 2,117		$ 2,119